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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-07916

                   ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS.


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AllianceBernstein Utility Income Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 91.7%
Utilities - 78.8%
Electric & Gas Utility - 65.3%
The AES Corp. (a)                                         217,300   $  4,632,836
AES Tiete SA                                          167,414,900      5,210,744
AGL Resources, Inc.                                       105,200      4,284,796
Allegheny Energy, Inc. (a)                                151,400      7,152,136
American Electric Power Co., Inc.                         100,759      4,520,049
Centerpoint Energy, Inc.                                  300,100      5,353,784
Cia Energetica de Minas Gerais (ADR)                       56,700      2,730,105
CLP Holdings Ltd.                                         552,000      4,063,798
Consolidated Edison, Inc.                                  72,000      3,497,760
Constellation Energy Group, Inc.                           30,000      2,360,100
CPFL Energia, SA (ADR)                                     32,700      1,320,753
Dominion Resources, Inc./VA                                62,000      5,302,860
Duke Energy Corp.                                         280,084      5,514,854
Dynegy, Inc.-Class A (a)                                   37,583        308,556
Edison International                                       64,300      3,016,956
Enel SpA (ADR)                                             77,290      4,037,630
Entergy Corp.                                              88,200      8,705,340
Equitable Resources, Inc.                                 160,300      6,840,001
Exelon Corp.                                               79,300      5,228,249
FirstEnergy Corp.                                          99,600      6,231,972
Fortum Oyj                                                 97,000      2,678,742
FPL Group, Inc.                                           165,200      9,758,364
Great Plains Energy, Inc.                                  87,065      2,706,851
Hong Kong & China Gas Co.                               1,656,000      3,624,033
International Power PLC (ADR)                              17,830      1,294,101
ITC Holdings Corp.                                        138,100      6,063,971
KeySpan Corp.                                              53,200      2,183,328
National Grid PLC (ADR)                                    37,160      2,789,973
New Jersey Resources Corp.                                 44,550      2,200,325
Northeast Utilities                                        74,900      2,176,594
NRG Energy, Inc. (a)                                       47,000      3,113,280
NSTAR                                                     156,600      5,357,286
PG&E Corp.                                                141,100      6,549,862
PPL Corp.                                                 162,900      6,193,458
Progress Energy, Inc.                                      56,000      2,736,160
Public Service Enterprise Group, Inc.                      76,100      5,699,890
Questar Corp.                                              30,300      2,549,442
Scottish & Southern Energy PLC                            142,597      4,015,050
Sempra Energy                                             100,867      6,057,063
The Southern Co.                                           96,700      3,461,860


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Xcel Energy, Inc.                                         274,400      6,484,072
                                                                    ------------
                                                                     178,006,984
                                                                    ------------
Pipelines - 6.4%
Kinder Morgan, Inc.                                        44,439      4,699,868
Oneok, Inc.                                               172,900      7,203,014
Williams Cos, Inc.                                        210,800      5,685,276
                                                                    ------------
                                                                      17,588,158
                                                                    ------------
Telephone Utility - 7.1%
AT&T, Inc.                                                263,600      9,700,480
Chunghwa Telecom Co. Ltd. (ADR)                           115,100      2,220,279
Verizon Communications, Inc.                               87,100      3,260,153
Windstream Corp.                                          281,400      4,235,070
                                                                    ------------
                                                                      19,415,982
                                                                    ------------
                                                                     215,011,124
                                                                    ------------
Consumer Services - 6.6%
Broadcasting & Cable - 1.4%
Grupo Televisa, SA (ADR)                                  144,400      3,940,676
                                                                    ------------
Cellular Communications - 5.2%
America Movil SAB de CV Series L (ADR)                    154,740      6,777,612
China Mobile Hk Ltd. (ADR)                                 79,400      3,686,542
Orascom Telecom Holding SAE (GDR) (b)                      53,000      3,741,800
                                                                    ------------
                                                                      14,205,954
                                                                    ------------
                                                                      18,146,630
                                                                    ------------
Basic Industry - 3.0%
Mining & Metals - 1.4%
China Shenhua Energy Co. Ltd.-Class H                   1,564,000      3,955,252
                                                                    ------------
Miscellaneous - 1.6%
RWE AG                                                     41,620      4,244,093
                                                                    ------------
                                                                       8,199,345
                                                                    ------------
Energy - 2.3%
Miscellaneous - 1.4%
Ormat Technologies, Inc.                                   32,000      1,243,200
Peabody Energy Corp.                                       63,000      2,545,200
                                                                    ------------
                                                                       3,788,400
                                                                    ------------
Pipelines - 0.9%
TransCanada Corp.                                          78,423      2,502,478
                                                                    ------------
                                                                       6,290,878
                                                                    ------------
Capital Goods - 1.0%
Engineering & Construction - 1.0%
Fluor Corp.                                                31,100      2,627,017
                                                                    ------------
Total Common Stocks
   (cost $167,580,522)                                               250,274,994
                                                                    ------------
CONVERTIBLE - PREFERRED STOCKS - 3.8%
Electric & Gas Utility - 3.8%
Entergy Corp.
   7.625%                                                  75,600      4,675,104


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PNM Resources, Inc.
   6.75%                                                  106,600      5,600,764
                                                                    ------------
Total Convertible - Preferred Stocks
   (cost $9,092,980)                                                  10,275,868
                                                                    ------------
INVESTMENT COMPANIES - 1.4%
Mutual Funds - 1.4%
Tortoise Energy Capital Corp.
   (cost $2,920,326)                                      131,400      3,825,054
                                                                    ------------

NON-CONVERTIBLE - PREFERRED STOCKS - 1.0%
Public Utilities - Electric & Gas - 1.0%
Georgia Power Co.
   6.00%
   (cost $2,665,000)                                      105,000      2,707,036
                                                                    ------------

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio (c)
   (cost $2,116,202)                                    2,116,202      2,116,202
                                                                    ------------

Total Investments - 98.7%
   (cost $184,375,030)                                               269,199,154
Other assets less liabilities - 1.3%                                   3,608,464
                                                                    ------------
Net Assets - 100.0%                                                 $272,807,618
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the market value of this security amounted to $3,741,800 or 1.4% of net assets.

(c)  Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: April 23, 2007


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